Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2022	2021
Undiscounted lease liability cash flows due:
Within 1 year	2,348	1,949
1 to 2 years	1,728	1,631
2 to 3 years	1,232	1,207
3 to 4 years	740	1,005
4 to 5 years	632	682
5 to 10 years	1,909	2,089
Over 10 years	1,275	1,462
	9,864	10,025
Impact of discounting	(1,315)	(1,414)
Lease liabilities at 31 December	8,549	8,611
Of which – current	2,102	1,747
– non-current	6,447	6,864

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2022	2021
Total cash outflow for amounts included in lease liabilities[a]	2,200	2,372
Expense for variable payments not included in the lease liability[a]	27	37
Short-term lease expense[a]	482	409
Additions to right-of-use assets in the period	2,451	1,807
Gain (loss) on sale and leaseback transactions	—	(1)
aThe cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.